ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jul. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

     A summary of the changes in accumulated other comprehensive income for the fiscal years ended July 31, 2014, 2013, and 2012 is as follows:

	Years Ended July 31,
	2014	2013	2012
Beginning balance, net of tax effect	$183,633	$133,477	$126,415
Other comprehensive income, net of tax effect:
Unrealized gains on available-for-sale securities	57,966	90,156	53,062
Tax effect	(26,000)	(40,000)	(46,000)
Unrealized gains on available-for-sale securities, net of tax	31,966	50,156	7,062

Amounts reclassified from accumulated other
comprehensive income, net of tax effect:
Unrealized gains (losses) on available-for-sale
securities reclassified	(155,187)	-	-
Tax effect	69,000	-	-
Amount reclassified, net of tax effect	(86,187)	-	-
Ending balance, net of tax effect	$129,412	$183,633	$133,477